Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory
Schedule of Inventory
	March 31,	December 31,
	2025	2024
Finished goods	$94,101	$50,469
WIP	983	-
Raw materials	202,123	274,188
Inventory in transit (*)	15,277	-
	$312,484	$324,657

	December 31,	December 31,
	2024	2023
Finished goods	$50,469	$14,950
Raw materials	274,188	215,247
	$324,657	$230,197